Financial instruments and risk management - Net borrowings interest rate profile (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 11,277	£ 9,091	£ 7,892
Net borrowings interest rate	100.00%	100.00%
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 6,181	£ 4,739
Net borrowings interest rate	55.00%	52.00%
Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 5,199	£ 4,245
Net borrowings interest rate	46.00%	47.00%
Impact of financial derivatives and fair value adjustments
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ (103)	£ 107
Net borrowings interest rate	(1.00%)	1.00%